Share capital - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Aug. 07, 2019	Mar. 13, 2019	Jul. 10, 2018	Jul. 05, 2018	Aug. 10, 2017	Mar. 07, 2016	Jan. 12, 2016
Proceeds from Issuance of Common Stock		$ 26,994	$ 5,392	$ 8,487
Common shares, Issued		55,382,228	36,233,162
IPO [Member]
Common shares, Issued					9,200,000
Lincoln Park Capital Fund, LLC Purchase Agreement [Member]
Common Stock Reserved For Future Issuance Amount										$ 6,900
Stock Issued During Period, Shares, New Issues				494,453
Proceeds from Issuance of Common Stock				$ 967
Aggregate Value Of Common Shares Allowed To Purchase Under Purchase Agreement											$ 20,000
B. Riley FBR At Market Issuance Sales Agreement [Member]
Common Stock Reserved For Future Issuance Amount							$ 30,000
Stock Issued During Period, Shares, New Issues		2,970,781	1,361,691
Proceeds from Issuance of Common Stock		$ 6,347	$ 5,392
Maximum Amount Reserved For Future issuance of Common Stock							$ 13,000
Cantor Fitzgerald & Co [Member]
Common Stock Reserved For Future Issuance Amount						$ 50,000
Stock Issued During Period, Shares, New Issues		6,932,063
Proceeds from Issuance of Common Stock		$ 7,523
Maximum Amount Reserved For Future issuance of Common Stock						$ 12,000
Accounts Receivable, after Allowance for Credit Loss, Current, Total		$ 676
Cantor Fitzgerald & Co [Member] | IPO [Member]
Common shares, per share value					$ 1.50
Common shares, Value					$ 13,800
Cantor Fitzgerald & Co [Member] | Subsequent Event [Member]
Stock Issued During Period, Shares, New Issues	10,777,186
Proceeds from Issuance of Common Stock	$ 4,476
Potential Offering [Member]
Common Stock Reserved For Future Issuance Amount								$ 250,000
FBR Capital Markets Co And MLV Co. LLC [Member]
Common Stock Reserved For Future Issuance Amount										30,000
Stock Issued During Period, Shares, New Issues				1,666,765
Proceeds from Issuance of Common Stock				$ 6,890
Maximum Amount Reserved For Future issuance of Common Stock										$ 6,900
FBR Capital Markets Co And MLV Co. LLC [Member] | Additional Shares [Member]
Stock Issued During Period, Shares, New Issues				291,833
Proceeds from Issuance of Common Stock				$ 630
Maximum Amount Reserved For Future issuance of Common Stock									$ 10,700